T. ROWE PRICE Mid-Cap Value Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  93.5%
COMMUNICATION SERVICES  0.9%
Interactive Media & Services  0.9%
Pinterest, Class A (1) 4,356,423 135,049
Total Communication Services 135,049
CONSUMER DISCRETIONARY  5.5%
Hotels, Restaurants & Leisure  1.0%
Aramark  1,848,078 63,796
Compass Group (GBP)  2,836,404 93,818
157,614
Household Durables  0.5%
PulteGroup  739,803 76,052
76,052
Specialty Retail  2.4%
Advance Auto Parts (2)(3) 3,878,455 152,074
Bath & Body Works  4,161,341 126,172
Burlington Stores (1) 337,311 80,391
358,637
Textiles, Apparel & Luxury Goods  1.6%
Puma (EUR)  3,054,919 74,516
Ralph Lauren  436,169 96,280
VF  4,783,954 74,247
245,043
Total Consumer Discretionary 837,346
CONSUMER STAPLES  4.2%
Food Products  2.0%
Flowers Foods  4,671,148 88,798
Lamb Weston Holdings  2,384,461 127,092
Tyson Foods, Class A  1,420,624 90,650
306,540
Personal Care Products  2.2%
Kenvue  13,989,569 335,470
335,470
Total Consumer Staples 642,010
ENERGY  6.8%
Energy Equipment & Services  2.1%
Baker Hughes  2,209,615 97,113
TechnipFMC  4,058,484 128,613

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tidewater (1)(3) 2,249,263 95,076
320,802
Oil, Gas & Consumable Fuels  4.7%
Expand Energy  1,897,039 211,178
Marathon Petroleum  1,052,199 153,295
Permian Resources  6,782,904 93,943
South Bow (CAD) (3) 2,128,487 54,371
Suncor Energy  1,651,588 63,950
Viper Energy  3,024,052 136,536
713,273
Total Energy 1,034,075
FINANCIALS  19.0%
Banks  4.4%
Fifth Third Bancorp  4,089,955 160,326
KeyCorp  6,859,824 109,689
Popular  1,758,412 162,424
Webster Financial  2,187,790 112,781
Western Alliance Bancorp  1,666,488 128,036
673,256
Capital Markets  2.2%
Lazard (3) 3,361,528 145,554
Main Street Capital (3) 1,853,416 104,829
Open Lending (1)(2) 7,969,433 21,996
StepStone Group, Class A  1,263,151 65,974
338,353
Consumer Finance  0.5%
OneMain Holdings  1,660,971 81,188
81,188
Financial Services  6.8%
Corebridge Financial  4,373,898 138,084
Corpay (1) 638,223 222,561
Edenred (EUR)  2,920,390 94,902
Global Payments  2,083,707 204,037
Marqeta, Class A (1) 18,815,497 77,520
Voya Financial  2,060,476 139,618
Western Union (3) 15,961,740 168,875
1,045,597
Insurance  4.2%
Allstate  527,090 109,144
Assurant  478,805 100,429

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24,
Cost $40,254 (1)(2)(4)(5) 40,254,496 39,852
Hanover Insurance Group  725,667 126,230
Horace Mann Educators  1,232,408 52,661
RenaissanceRe Holdings  863,944 207,347
635,663
Mortgage Real Estate Investment Trusts  0.9%
Annaly Capital Management, REIT  6,380,666 129,591
129,591
Total Financials 2,903,648
HEALTH CARE  11.0%
Biotechnology  1.7%
Alkermes (1) 4,971,241 164,151
Exact Sciences (1)(3) 2,368,589 102,536
266,687
Health Care Equipment & Supplies  5.2%
Baxter International  7,481,925 256,106
Cooper (1) 1,190,804 100,445
DENTSPLY SIRONA  8,075,232 120,644
Zimmer Biomet Holdings  2,846,653 322,184
799,379
Health Care Providers & Services  2.2%
Concentra Group Holdings Parent (2) 8,215,412 178,275
Select Medical Holdings (2) 9,339,295 155,966
334,241
Pharmaceuticals  1.9%
Perrigo  6,415,467 179,890
Viatris  11,935,021 103,954
283,844
Total Health Care 1,684,151
INDUSTRIALS & BUSINESS SERVICES  17.4%
Aerospace & Defense  2.9%
Hexcel  1,575,862 86,294
L3Harris Technologies  928,773 194,402
Standardaero (1)(3) 2,752,221 73,319
Textron  1,266,567 91,509
445,524
Construction & Engineering  1.4%
API Group (1) 4,826,913 172,610

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WillScot Holdings  1,425,928 39,641
212,251
Electrical Equipment  0.8%
Sensata Technologies Holding  4,995,594 121,243
121,243
Ground Transportation  2.4%
Norfolk Southern  947,820 224,491
Saia (1)(3) 413,477 144,482
368,973
Machinery  6.7%
AGCO (3) 1,751,254 162,114
Esab  1,100,524 128,211
Fortive  2,680,325 196,146
Middleby (1) 1,291,530 196,287
RBC Bearings (1) 234,178 75,351
Stanley Black & Decker  2,188,868 168,280
Toro  1,289,401 93,804
1,020,193
Passenger Airlines  1.1%
Southwest Airlines  5,088,285 170,865
170,865
Professional Services  1.6%
Clarivate (1)(3) 6,737,338 26,478
SS&C Technologies Holdings  1,538,567 128,516
Verra Mobility (1) 4,146,866 93,346
248,340
Trading Companies & Distributors  0.5%
SiteOne Landscape Supply (1) 629,249 76,416
76,416
Total Industrials & Business Services 2,663,805
INFORMATION TECHNOLOGY  9.0%
Electronic Equipment, Instruments & Components  5.0%
Corning  6,888,620 315,361
Keysight Technologies (1) 1,385,689 207,535
TE Connectivity  1,087,897 153,742
Zebra Technologies, Class A (1) 326,697 92,311
768,949

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.9%
GoDaddy, Class A (1) 724,971 130,596
130,596
Semiconductors & Semiconductor Equipment  1.3%
MKS Instruments  1,709,924 137,050
Rambus (1) 1,316,752 68,175
205,225
Software  0.7%
Docusign (1) 1,359,972 110,702
110,702
Technology Hardware, Storage & Peripherals  1.1%
Sandisk (1) 1,859,739 88,542
Western Digital (1) 1,997,597 80,763
169,305
Total Information Technology 1,384,777
MATERIALS  5.1%
Chemicals  1.7%
Celanese  2,042,964 115,979
DuPont de Nemours  1,834,834 137,026
253,005
Containers & Packaging  1.5%
International Paper  4,283,768 228,539
228,539
Metals & Mining  1.9%
Franco-Nevada (CAD)  1,281,490 201,549
Freeport-McMoRan  2,414,158 91,400
292,949
Total Materials 774,493
REAL ESTATE  8.2%
Industrial Real Estate Investment Trusts  1.8%
Lineage, REIT (3) 2,080,598 121,986
Rexford Industrial Realty, REIT  3,789,205 148,347
270,333
Office Real Estate Investment Trusts  0.6%
Vornado Realty Trust, REIT  2,463,370 91,120
91,120
Residential Real Estate Investment Trusts  3.1%
Apartment Investment & Management, Class A, REIT (2) 9,512,114 83,706

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Equity Residential, REIT  2,246,480 160,803
Sun Communities, REIT  1,750,347 225,165
469,674
Retail Real Estate Investment Trusts  1.0%
Regency Centers, REIT  2,167,647 159,886
159,886
Specialized Real Estate Investment Trusts  1.7%
Rayonier, REIT  4,094,065 114,142
Weyerhaeuser, REIT  5,157,264 151,005
265,147
Total Real Estate 1,256,160
UTILITIES  5.1%
Electric Utilities  2.2%
FirstEnergy  3,910,914 158,079
PG&E  10,433,779 179,253
337,332
Multi-Utilities  2.9%
Ameren  1,948,571 195,636
CenterPoint Energy  2,630,846 95,316
Dominion Energy  2,793,385 156,625
447,577
Total Utilities 784,909
Total Miscellaneous Common Stocks  1.3% (6) 194,889
Total Common Stocks (Cost $12,786,055) 14,295,312
CONVERTIBLE BONDS  0.2%
INFORMATION TECHNOLOGY  0.2%
Semiconductors & Semiconductor Equipment  0.2%
Wolfspeed, 0.25%, 2/15/28  21,964,000 5,656
Wolfspeed, 1.875%, 12/1/29  89,842,000 20,153
Total Information Technology 25,809
Total Convertible Bonds (Cost $68,682) 25,809
SHORT-TERM INVESTMENTS  5.9%
Money Market Funds  5.9%
T. Rowe Price Government Reserve Fund, 4.39% (2)(7) 906,617,752 906,618
Total Short-Term Investments (Cost $906,618) 906,618

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.39% (2)(7) 58,638,412 58,638
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 58,638
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.39% (2)(7) 60,681,023 60,681
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 60,681
Total Securities Lending Collateral (Cost $119,319) 119,319
Total Investments in Securities  100.4%
(Cost $13,880,674) $ 15,347,058
Other Assets Less Liabilities (0.4)% (59,873)
Net Assets 100.0% $ 15,287,185

T. ROWE PRICE Mid-Cap Value Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) All or a portion of this security is on loan at March 31, 2025.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $39,852 and represents 0.3% of net assets.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
CAD Canadian Dollar
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Advance Auto Parts  $ 37 $ (31,382) $ 971
Apartment Investment & Management, Class
A, REIT  41 (2,802) —
Concentra Group Holdings Parent  (113) 20,984 —
Gallop Holdings - Ascot Group  — 1 —
Open Lending  1 (24,648) —
Select Medical Holdings  134 (20,214) 584
Wolfspeed, 0.25%, 2/15/28  (4) (5,025) 14
Wolfspeed, 1.875%, 12/1/29  (18) (18,238) 421
T. Rowe Price Government Reserve Fund,
4.39% — — 7,211++
Affiliates not held at period end (66,348) 34,087 —
Totals $ (66,270)# $ (47,237) $ 9,201+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
Advance Auto Parts  $ 183,593 $ — $ 137 $ 152,074
Apartment Investment &
Management, Class A, REIT  86,550 — 42 83,706
Concentra Group Holdings
Parent  191,113 — 33,822 178,275
Gallop Holdings - Ascot Group  39,852 — 1 39,852
Open Lending  43,429 3,250 35 21,996
Select Medical Holdings  176,219 — 39 155,966
Wolfspeed  48,058 8,152 90,297 —
Wolfspeed, 0.25%, 2/15/28  10,179 — 12 *
Wolfspeed, 1.875%, 12/1/29  37,096 — 47 *
T. Rowe Price Government
Reserve Fund, 4.39% 412,094  ¤  ¤ 1,025,937
Total $ 1,657,806^

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9,201 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,676,536.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Mid-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F115-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,734,314 $ 521,146 $ 39,852 $ 14,295,312
Convertible Bonds — 25,809 — 25,809
Short-Term Investments 906,618 — — 906,618
Securities Lending Collateral 119,319 — — 119,319
Total $ 14,760,251 $ 546,955 $ 39,852 $ 15,347,058